Leases (Details)					12 Months Ended
	Jul. 06, 2025 USD ($)	Jul. 06, 2025 ILS (₪)	Feb. 01, 2024 USD ($) ft²	Feb. 01, 2024 ILS (₪) ft²	Dec. 31, 2025 USD ($) ft²	Dec. 31, 2025 ILS (₪) ft²
Leases [Line Items]
Area of land (in Square Feet) | ft²			6,340	6,340	2,100	2,100
Additional area of land (in Square Feet) | ft²			260	260
Aggregate rental payment	$ 1,300	₪ 4,000	$ 24,450	₪ 75,800
Lease term			3 years	3 years
Lease payment | $					$ 50,000
Expenses associated | $					9,380
Lease Agreement [Member]
Leases [Line Items]
Bank guarantee					$ 68,603	₪ 257,680